Interest in joint operations (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of financial position
External non-current assets	R 217,792	R 229,401
Total assets	363,818	359,555
Shareholders' equity	170,034	157,611	R 147,427	R 201,524
Long-term liabilities	112,111	132,508
Total equity and liabilities	363,818	359,555
Joint Operations
Statement of financial position
External non-current assets	24,596	25,696
External current assets	2,339	2,324
Intercompany current assets	3	212
Total assets	26,938	28,232
Shareholders' equity	20,566	21,606
Long-term liabilities	4,440	3,632
Interest-bearing current liabilities	7	110
Non-interest-bearing current liabilities	1,279	1,690
Intercompany current liabilities	646	1,194
Total equity and liabilities	26,938	28,232
Capital commitments	R 1,076	R 2,003
Louisiana Integrated Polyethylene JV LLC (LIP JV)
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 23,561
External current assets	1,451
Total assets	25,012
Shareholders' equity	23,768
Long-term liabilities	27
Interest-bearing current liabilities	7
Non-interest-bearing current liabilities	801
Intercompany current liabilities	409
Total equity and liabilities	R 25,012
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External non-current assets	R 1,035
External current assets	888
Intercompany current assets	3
Total assets	1,926
Shareholders' equity	(3,202)
Long-term liabilities	4,413
Non-interest-bearing current liabilities	478
Intercompany current liabilities	237
Total equity and liabilities	R 1,926